Financial instruments included in the statement of financial position and impact on income (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2023
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	294	—	294	294
Trade receivables	1,090	—	1,090	1,090
Cash and cash equivalents	21,629	—	21,629	21,629
Total assets	23,013	—	23,013	23,013
Financial liabilities
Non-current financial liabilities	46,798	—	46,798	49,427
Current financial liabilities	7,203	—	7,203	7,317
Trade payables and other payables	16,712	—	16,712	16,712
Total liabilities	70,713	—	70,713	73,456
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Schedule of Financial Liabilities
Details of financial liabilities

	As of
(in thousands of euros)	June 30, 2023	December 31, 2022
Lease liabilities – Short term	1,146	962
Repayable BPI loan advances – Short term	400	500
PGE*	2,622	2,632
EIB loan – Short term	5,804	467
Total current financial liabilities	9,972	4,560
Lease liabilities – Long term	4,107	4,568
Repayable BPI loan advances – Long term	2,152	2,258
PGE*	5,251	6,495
EIB loan – Long term	32,518	35,287
Total non-current financial liabilities	44,029	48,608
Total financial liabilities	54,001	53,169
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2023
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	294	—	294	294
Trade receivables	1,090	—	1,090	1,090
Cash and cash equivalents	21,629	—	21,629	21,629
Total assets	23,013	—	23,013	23,013
Financial liabilities
Non-current financial liabilities	46,798	—	46,798	49,427
Current financial liabilities	7,203	—	7,203	7,317
Trade payables and other payables	16,712	—	16,712	16,712
Total liabilities	70,713	—	70,713	73,456
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.